Retained Earnings	12 Months Ended
Dec. 31, 2025
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Retained Earnings
26.	Retained Earnings

(1)	Retained earnings as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Appropriated:
Legal reserve	₩	22,320	22,320
Reserve for business expansion		10,131,138	9,981,138
Reserve for technology development		4,865,300	4,715,300

		14,996,438	14,696,438
Unappropriated		7,919,510	8,257,369

	₩	22,938,268	22,976,127

(2)	Legal reserve
The Korean Commercial Act requires the Parent Company to appropriate as a legal reserve at least 10% of cash dividends paid for each accounting period until the reserve equals 50% of outstanding share capital. The legal reserve may not be utilized for cash dividends, but may only be used to offset a future deficit, if any, or may be transferred to share capital.